Document And Entity Information	Oct. 26, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 26, 2026
Entity Registrant Name	Amgen Inc.
Entity Central Index Key	0000318154
Entity Emerging Growth Company	false
Entity File Number	001-37702
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	95-3540776
Entity Address, Address Line One	One Amgen Center Drive
Entity Address, City or Town	Thousand Oaks
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91320-1799
City Area Code	(805)
Local Phone Number	447-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.0001 par value
Trading Symbol	AMGN
Security Exchange Name	NASDAQ